SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20548

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

BlackRock Insured Municipal 2008 Term Trust Inc.

100 Bellevue Parkway

Wilmington, DE 19809

(888) 825-2257

under the

Investment Company Act of 1940

Investment Company Act File No. 811-06721

_____________

1.	Title of the class of securities of BlackRock Insured Municipal 2008 Term Trust Inc. (the "Company") to be redeemed:

Auction Rate Municipal Preferred Stock, Series R7, par value $.01 per share (CUSIP 09247K406) (the "Shares")

2.	The date on which the securities are to be called or redeemed:

April 9, 2007

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Section 4 of the Company's Articles of Amendment.

4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company intends to redeem all of the outstanding (2,060) Shares, representing an aggregate principal amount of $51,500,000.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, on this 1st day of March, 2007.

THE BLACKROCK INSURED MUNICIPAL 2008 TERM TRUST INC.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito Title: President

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